Commitments and Contingencies (Q2) (Details) - Unfunded commitments under commercial mortgage loans - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Loss Contingencies [Line Items]
Remainder of year	$ 33,413
Year One	61,214	$ 59,692	$ 90,519
Year Two	75,420	91,420	100,861
Year Three	196,518	69,880	56,863
Year Four		7,700	8,637
2025 and beyond	23,778	0
Total	$ 390,343	$ 228,692	$ 262,330